Supplement to the John Hancock Sector Funds Prospectus
                              dated March 1, 2005


John Hancock Technology Fund

On page 13, the "Subadviser" and "Portfolio Managers" sections have been deleted and replaced with the following:

Portfolio Manager

Anurag Pandit, CFA
Joined fund team in 2005

On page 24, the "Business Structure" section has been amended to delete all references to American Fund Advisors, Inc. in their entirety.

On page 25, the Management Biographies for Barry J. Gordon, Marc H. Klee and Alan J. Loewenstein have been deleted and the following Management Biography has been added:

Anurag Pandit, CFA
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984


March 18, 2005

                  Supplement to the John Hancock Sector Funds
              Institutional Class I Prospectus dated March 1, 2005


John Hancock Technology Fund


On page 7, the "Subadviser" and "Portfolio Managers" sections have been deleted and replaced with the following:

Portfolio Manager

Anurag Pandit, CFA
Joined fund team in 2005

On page 15, the "Business Structure" section has been amended to delete the paragraph entitled "The subadviser to Technology Fund" in its entirety.

On page 16, the Management Biographies for Barry J. Gordon, Marc H. Klee and Alan J. Loewenstein have been deleted and the following Management Biography has been added:

Anurag Pandit, CFA
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984


March 18, 2005